File No. 333-202460

811-23036

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 57	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 57	☒

(Check appropriate box or boxes.)

BNY Mellon Absolute Insight Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.

240 Greenwich Street, New York, New York 10286

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Jeff Prusnofsky, Esq.

240 Greenwich Street

New York, New York 10286

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 10, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following post-effective amendment to the Registrant's Registration Statement on Form N-1A only relates to BNY Mellon Personal Bond 2025 Fund, BNY Mellon Personal Bond 2030 Fund, BNY Mellon Personal Bond 2035 Fund, BNY Mellon Personal Bond 2040 Fund and BNY Mellon Personal Bond 2045 Fund and does not affect the Registration Statement of the series below:

BNY Mellon Core Plus Fund

EXPLANATORY NOTE

This Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A for BNY Mellon Absolute Insight Funds, Inc. is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 solely for the purpose of delaying, until November 10, 2023, the effectiveness of Post-Effective Amendment No. 32 ("PEA No. 32"), which was filed with the Securities and Exchange Commission via EDGAR on December 1, 2021. Since no other changes are intended to be made to PEA No. 32 by means of this filing, Parts A, B and C of PEA No. 32 are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 12th day of October 2023.

BNY Mellon Absolute Insight Funds, Inc.

BY:	/s/ Jeff S. Prusnofsky
Jeff S. Prusnofsky, Vice President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ David DiPetrillo*	President (Principal Executive Officer)	October 12, 2023
David DiPetrillo
/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	October 12, 2023
James Windels
/s/ Joseph S. DiMartino*	Chairman of the Board	October 12, 2023
Joseph S. DiMartino
/s/ Joni Evans*	Board Member	October 12, 2023
Joni Evans
/s/ Joan L. Gulley*	Board Member	October 12, 2023
Joan L. Gulley
/s/ Alan H. Howard*	Board Member	October 12, 2023
Alan H. Howard
/s/ Robin A. Melvin*	Board Member	October 12, 2023
Robin A. Melvin
/s/ Burton N. Wallack*	Board Member	October 12, 2023
Burton N. Wallack
/s/ Benaree Pratt Wiley*	Board Member	October 12, 2023
Benaree Pratt Wiley

*BY:	/s/ Jeff S. Prusnofsky
Jeff S. Prusnofsky Attorney-in-Fact